FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets:
Cash and due from banks, Carrying Value	$ 35,434	$ 112,507	$ 88,895	$ 75,995	$ 86,300	$ 69,746
Securities - Held to Maturity, Carrying Value	31,881	38,786		35,364
Securities - Available for Sale, Carrying Value	403,440	393,767		354,899
Federal Home Loan Bank Stock, Carrying Value	10,605	10,605		10,605
Loans Held for Sale, Carrying Value	166	1,520		1,035
Loans, net, Carrying Value	594,162	609,950		658,610
Accrued Interest Receivable, Carrying Value	3,766	3,457		3,582
Cash and Cash Equivalents, Fair Value Disclosure	35,434	112,507		75,995
Securities - Available for Sale, Fair Value Disclosure	403,440	393,767		354,899
Federal Home Loan Bank Stock, Fair Value Disclosure	10,605	10,605		10,605
Loans Held for Sale, Fair Value Disclosure	166	1,520		1,035
Loans, net, Fair Value Disclosure	604,867	627,171		684,007
Accrued Interest Receivable, Fair Value Disclosure	3,766	3,457		3,582
Financial Liabilities:
NoninterestBearingDeposits, Carrying Value	187,009	183,016		164,852
Interest Bearings Deposits, Carrying Value	867,134	865,814		857,458
Accrued Interest Payable, Carrying Value	192	353		477
Noninterest Bearing Deposits, Fair Value Disclosure	187,009	183,016		164,852
Interest Bearings Deposits, Fair Value Disclosure	871,104	872,070		864,496
Accrued Interest Payable, Fair Value Disclosure	192	353		477
Obligations Of U.S. Government Agencies [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	264,674	225,451
Securities - Available for Sale, Fair Value Disclosure	264,674	225,451
Mortgage Backed Securities Issued By U.S. Government Agencies [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	102,546	129,818		160,168
Securities - Available for Sale, Fair Value Disclosure	102,546	129,818		160,168
Obligations Of States and Political Subdivisions [Member]
Financial Assets:
Securities - Held to Maturity, Carrying Value	31,381	38,286		35,364
Securities - Available for Sale, Carrying Value	15,712	18,370		165,532
Securities - Held to Maturity, Fair Value Disclosure	31,647	40,130		35,812
Securities - Available for Sale, Fair Value Disclosure	15,712	18,370		165,532
Trust Preferred CDO Securities [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	5,861	5,406		5,467
Securities - Available for Sale, Fair Value Disclosure	5,861	5,406		5,467
Corporate Debt Securities [Member]
Financial Assets:
Securities - Held to Maturity, Carrying Value	500	500
Securities - Available for Sale, Carrying Value	12,070	12,077		5,979
Securities - Held to Maturity, Fair Value Disclosure	500	500
Securities - Available for Sale, Fair Value Disclosure	12,070	12,077		5,979
Other Securities [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	2,577	2,645		2,575
Securities - Available for Sale, Fair Value Disclosure	2,577	2,645		2,575
Fhlb Advances [Member]
Financial Liabilities:
Borrowed Funds, Carrying Value	12,000	107,000		107,000
Borrowed Funds, Fair Value Disclosure	12,001	107,785		109,664
Repurchase Agreements [Member]
Financial Liabilities:
Borrowed Funds, Carrying Value	15,000	15,000		20,000
Borrowed Funds, Fair Value Disclosure	16,464	17,141		22,773
Fair Value, Inputs, Level 1 [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value		2,213		2,183
Cash and Cash Equivalents, Fair Value Disclosure	35,434	112,507		75,995
Securities - Available for Sale, Fair Value Disclosure		2,213		2,183
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0		0
Loans Held for Sale, Fair Value Disclosure	0	0		0
Loans, net, Fair Value Disclosure	0	0		0
Accrued Interest Receivable, Fair Value Disclosure	0	0		0
Financial Liabilities:
Noninterest Bearing Deposits, Fair Value Disclosure	187,009	183,016		164,852
Interest Bearings Deposits, Fair Value Disclosure	0	0		0
Borrowed Funds, Fair Value Disclosure		0
Accrued Interest Payable, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 1 [Member] | Obligations Of U.S. Government Agencies [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	0	0		0
Securities - Available for Sale, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 1 [Member] | Mortgage Backed Securities Issued By U.S. Government Agencies [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	0	0		0
Securities - Available for Sale, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 1 [Member] | Obligations Of States and Political Subdivisions [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	0	0		0
Securities - Held to Maturity, Fair Value Disclosure	0	0		0
Securities - Available for Sale, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 1 [Member] | Trust Preferred CDO Securities [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	0	0		0
Securities - Available for Sale, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	0	0		0
Securities - Held to Maturity, Fair Value Disclosure	0	0
Securities - Available for Sale, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 1 [Member] | Other Securities [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	2,118	2,213		2,183
Securities - Available for Sale, Fair Value Disclosure	2,118	2,213		2,183
Fair Value, Inputs, Level 1 [Member] | Fhlb Advances [Member]
Financial Liabilities:
Borrowed Funds, Fair Value Disclosure	0			0
Fair Value, Inputs, Level 1 [Member] | Repurchase Agreements [Member]
Financial Liabilities:
Borrowed Funds, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value		386,148		347,249
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Securities - Available for Sale, Fair Value Disclosure		386,148		347,249
Federal Home Loan Bank Stock, Fair Value Disclosure	10,605	10,605		10,605
Loans Held for Sale, Fair Value Disclosure	0	0		0
Loans, net, Fair Value Disclosure	0	0		0
Accrued Interest Receivable, Fair Value Disclosure	3,766	3,457		3,582
Financial Liabilities:
Noninterest Bearing Deposits, Fair Value Disclosure	0	0		0
Interest Bearings Deposits, Fair Value Disclosure	871,104	872,070		864,496
Accrued Interest Payable, Fair Value Disclosure	192	353		477
Fair Value, Inputs, Level 2 [Member] | Obligations Of U.S. Government Agencies [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	264,674	225,451		165,532
Securities - Available for Sale, Fair Value Disclosure	264,674	225,451		165,532
Fair Value, Inputs, Level 2 [Member] | Mortgage Backed Securities Issued By U.S. Government Agencies [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	102,546	129,818		160,168
Securities - Available for Sale, Fair Value Disclosure	102,546	129,818		160,168
Fair Value, Inputs, Level 2 [Member] | Obligations Of States and Political Subdivisions [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	15,712	18,370		165,532
Securities - Held to Maturity, Fair Value Disclosure	31,647	40,130		35,812
Securities - Available for Sale, Fair Value Disclosure	15,712	18,370		165,532
Fair Value, Inputs, Level 2 [Member] | Trust Preferred CDO Securities [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	0	0		0
Securities - Available for Sale, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	12,070	12,077		5,979
Securities - Held to Maturity, Fair Value Disclosure	500	500
Securities - Available for Sale, Fair Value Disclosure	12,070	12,077		5,979
Fair Value, Inputs, Level 2 [Member] | Other Securities [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	459	432		392
Securities - Available for Sale, Fair Value Disclosure	459	432		392
Fair Value, Inputs, Level 2 [Member] | Fhlb Advances [Member]
Financial Liabilities:
Borrowed Funds, Fair Value Disclosure	12,001	107,785		109,664
Fair Value, Inputs, Level 2 [Member] | Repurchase Agreements [Member]
Financial Liabilities:
Borrowed Funds, Fair Value Disclosure	16,464	17,141		22,773
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value		5,406		5,467
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Securities - Available for Sale, Fair Value Disclosure		5,406		5,467
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0		0
Loans Held for Sale, Fair Value Disclosure	166	1,520		1,035
Loans, net, Fair Value Disclosure	604,867	627,171		684,007
Accrued Interest Receivable, Fair Value Disclosure	0	0		0
Financial Liabilities:
Noninterest Bearing Deposits, Fair Value Disclosure	0	0		0
Interest Bearings Deposits, Fair Value Disclosure	0	0		0
Accrued Interest Payable, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 3 [Member] | Obligations Of U.S. Government Agencies [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	0	0		0
Securities - Available for Sale, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 3 [Member] | Mortgage Backed Securities Issued By U.S. Government Agencies [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	0	0		0
Securities - Available for Sale, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 3 [Member] | Obligations Of States and Political Subdivisions [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	0	0		0
Securities - Held to Maturity, Fair Value Disclosure	0	0
Securities - Available for Sale, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 3 [Member] | Trust Preferred CDO Securities [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	5,861	5,406		5,467
Securities - Available for Sale, Fair Value Disclosure	5,861	5,406		5,467
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	0	0		0
Securities - Held to Maturity, Fair Value Disclosure	0	0
Securities - Available for Sale, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 3 [Member] | Other Securities [Member]
Financial Assets:
Securities - Available for Sale, Carrying Value	0	0		0
Securities - Available for Sale, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 3 [Member] | Fhlb Advances [Member]
Financial Liabilities:
Borrowed Funds, Fair Value Disclosure	0	0		0
Fair Value, Inputs, Level 3 [Member] | Repurchase Agreements [Member]
Financial Liabilities:
Borrowed Funds, Fair Value Disclosure	$ 0	$ 0		$ 0